Trading assets (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Trading assets

	2023	2022
	£m	£m
Treasury and other eligible bills	4,808	3,712
Debt securities	27,724	21,873
Equity securities	50,020	38,330
Trading securities	82,552	63,915
Loans and advances to banks[1]	5,094	3,987
Loans and advances to customers[1]	13,050	11,976
At 31 Dec	100,696	79,878
1    Loans and advances to banks and customers include reverse repos, stock borrowing and other accounts.

	2023	2022
	Designated at fair value and otherwise mandatorily measured at fair value	Designated at fair value and otherwise mandatorily measured at fair value
	£m	£m
Securities	16,027	14,581
– debt securities	2,131	1,975
– equity securities	13,896	12,606
Loans and advances to banks and customers	2,814	971
Other	227	329
At 31 Dec	19,068	15,881

Carrying amount of financial investments
	2023	2022
	£m	£m
Financial investments measured at fair value through other comprehensive income	37,507	29,356
– treasury and other eligible bills	1,469	1,447
– debt securities	35,618	27,710
– equity securities	80	109
– other instruments[1]	340	90
Debt instruments measured at amortised cost	8,861	3,248
– treasury and other eligible bills	723	1,030
– debt securities	8,138	2,218
At 31 Dec	46,368	32,604
1    'Other instruments’ are comprised of loans and advances.